Fees Summary	Dec. 12, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 685,328,873.16
Previously Paid Amount	0.00
Total Fee Amount	104,923.85
Total Offset Amount	0.00
Net Fee	$ 104,923.85